Allocation of Expenses (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Research and development costs	$ 164,657	$ 112,605	$ 487,858	$ 1,161,743
General and administrative costs	171,977	171,552	506,604	548,607
Stock-based compensation	44,696	57,048	153,131	300,286
Parent Company [Member]
Personnel costs	26,600	34,300	71,500	162,300
Research and development costs	$ 164,700	$ 112,600	$ 488,000	$ 1,200,000
Interest rate	4.10%	3.70%	5.90%	6.20%
General and administrative costs	$ 172,000	$ 171,600	$ 507,000	$ 549,000
Stock-based compensation	$ 18,100	$ 22,800	$ 81,600	$ 138,000